UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-719
                                   -------

Value Line Premier Growth Fund, Inc.
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          --------------

Item 1.  Reports to Stockholders.

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  June 30, 2006
--------------------------------------------------------------------------------





                                   Value Line
                                    Premier
                                     Growth
                                   Fund, Inc.








                                     [LOGO]
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Premier Growth Fund, Inc.

                                                       To Our Value Line Premier
--------------------------------------------------------------------------------
To Our Shareholders:

We are pleased to report that the Value Line Premier Growth Fund earned a total return of 6.45% for the six months ending June 30, 2006. That compared with a total return of 2.71% for the Standard & Poor's 500 Stock Index(1).

For the ten years ended June 30, 2006, your Fund's annualized total return was 12.93%, versus 8.32% for the S&P 500; for five years, 7.39% versus 2.50% for the S&P 500, and for one year, 16.04% versus 8.64% for the S&P 500.

The Fund has also done consistently well versus its peers in the Lipper Mid-Cap Growth category(2), based on total return. According to Lipper, Inc., it ranks 2nd of 134 funds for the ten years ended June 30th; 46th of 360 funds for five years; and 140th of 572 funds for one year.

Our success arises from an investment discipline to which we devotedly adhere. It consists of two parts--one part offense, and one part defense. On offense, we search ceaselessly for winners; that is, companies that have already established a consistent record of earnings growth and stock price growth. This is truly a portfolio of growth stocks, companies that have proven their mettle over many years. On defense, once we invest in a stock, we are ever alert to any sign of weakness in the company's earnings or stock price. Too much weakness, sometimes just an initial shift in the market's psychology toward the stock, means the holding is eliminated from the portfolio. With several hundred other holdings in the Fund, we will not miss it.

The portfolio is very well diversified, with over 400 holdings spread across many industries. Healthcare represents 19% of the Fund's equity assets, Financial Services and Energy each represent 10%, and Technology is 4%. As to size of company, the portfolio is about 30% large-capitalization stocks, 50% mid-cap, and 20% small-cap.

Your Fund is celebrating its 50th anniversary, having been founded in May 1956. Steve Grant, a 20-year veteran of Value Line, has held primary responsibility for the day-to-day management of the Fund since 1996.

You have our assurance that we will maintain the investment discipline that has served the Fund well.

                                         Sincerely,

                                         /s/ Jean Bernhard Buttner

                                         Jean Bernhard Buttner
                                         Chairman and President

August 8, 2006

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Lipper Mid-Cap Growth Fund Index is a composite of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar- weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Mid-Cap 400 Index.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principle value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit vlfunds.com for most recent month-end performance.
--------------------------------------------------------------------------------

                                            Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy slowed abruptly during the second quarter, with the rate of gross domestic product growth moderating from the opening quarter's 5.6% to just 2.5% in the most recent three months. Slower increases in personal consumption expenditures and a disappointing showing in the critical housing market were significant contributors to the decelerating rate of GDP growth.

Meanwhile, a measured pace of business activity is likely to be maintained over the next several quarters, if recent data trends are sustained as we believe they will be. Such trends are highlighted by surveys showing a modest rise in consumer confidence, mixed retail sales numbers, solid industrial production and factory usage, and a decline in housing activity that is thus far somewhat less precipitous than many have been fearing. We think this uneven flow of data will be the rule for the balance of this year and into the early months of 2007, with the prospective rate of quarterly GDP growth averaging 2.5% to 3.0%.

Such moderate economic growth should keep inflationary excesses at bay, as the less aggressive consumption of such raw materials as oil and gas, and industrial metals like copper and zinc should help to limit shortages in these areas. Overall, we expect inflation to average just 2% to 3% though most of 2007.

The case for additional monetary tightening by the Federal Reserve is weakening. Indeed, with economic growth on a much slower track and with inflationary shortages of labor and raw materials looking less likely now, the Fed could be looking to keep interest rates at stable levels for at least the next few months.
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                                                                               3

Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                          Expenses*
                                                                                            paid
                                                        Beginning         Ending       during period
                                                      account value    account value    1/1/06 thru
                                                          1/1/06          6/30/06          6/30/06
                                                     --------------   --------------   -------------
Actual ..............................................$     1,000.00    $  1,064.40       $    5.84
Hypothetical (5% return before expenses) ............$     1,000.00    $  1,019.15       $    5.71

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.
--------------------------------------------------------------------------------
4

                                            Value Line Premier Growth Fund, Inc.

Portfolio Highlights at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                        Percentage of
Issue                                                     Shares           Value         Net Assets
-----------------------------------------------------------------------------------------------------
Hansen Natural Corp. .................................... 30,000       $   5,711,100        1.20%
Landstar System, Inc. ................................... 76,000       $   3,589,480        0.76%
Cognizant Technology Solutions Corp. Class A ............ 50,000       $   3,368,500        0.71%
Tenaris S.A. (ADR) ...................................... 77,500       $   3,137,975        0.66%
Peabody Energy Corp. .................................... 53,200       $   2,965,900        0.63%
Intuitive Surgical, Inc ................................. 24,000       $   2,831,280        0.60%
Valero Energy Corp. ..................................... 39,846       $   2,650,556        0.56%
Sonic Corp. .............................................126,562       $   2,631,224        0.55%
Henry Schein, Inc. ...................................... 56,000       $   2,616,880        0.55%
Penn National Gaming, Inc. .............................. 64,000       $   2,481,920        0.52%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

Cash & Other                     3.7%
Common Stocks                   96.3%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[THE FOLLOWING WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL]


Industrial                          20.8%
Consumer, Non-Cyclical              20.1%
Finance                             16.7%
Consumer, Cyclical                  16.3%
Energy                               9.3%
Communications                       5.7%
Technology                           4.6%
Basic Materials                      4.0%
Utilities                            2.1%
Diversified                          0.4%
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.3%)
       ADVERTISING (1.0%)
39,000 aQuantive, Inc.* ...........................................  $   987,870
32,000 Harte-Hanks, Inc. ..........................................      820,480
33,000 inVentiv Health, Inc.* .....................................      949,740
20,000 Monster Worldwide, Inc.* ...................................      853,200
17,000 R.H. Donnelley Corp.* ......................................      919,190
                                                                     -----------
                                                                       4,530,480
       AEROSPACE/DEFENSE (2.5%)
28,000 Armor Holdings, Inc.* ......................................    1,535,240
26,000 Aviall, Inc.* ..............................................    1,235,520
36,000 BE Aerospace, Inc.* ........................................      822,960
13,000 Boeing Co. (The) ...........................................    1,064,830
23,989 DRS Technologies, Inc. .....................................    1,169,464
12,200 Esterline Technologies Corp.* ..............................      507,398
15,600 General Dynamics Corp. .....................................    1,021,176
12,500 L-3 Communications Holdings, Inc. ..........................      942,750
23,800 Precision Castparts Corp. ..................................    1,422,288
19,600 Rockwell Collins, Inc. .....................................    1,095,052
25,000 Teledyne Technologies, Inc.* ...............................      819,000
                                                                     -----------
                                                                      11,635,678
       AIR TRANSPORT (0.4%)
 9,000 FedEx Corp. ................................................    1,051,740
21,300 Lan Airlines S.A. (ADR) ....................................      693,102
                                                                     -----------
                                                                       1,744,842

       APPAREL (1.0%)
18,000 Gildan Activewear, Inc. Class A* ...........................      846,000
23,000 Guess?, Inc.* ..............................................      960,250
24,875 Jos A. Bank Clothiers, Inc.* ...............................      596,005
30,000 Phillips--Van Heusen Corp. .................................    1,144,800
19,800 Polo Ralph Lauren Corp. Class A ............................    1,087,020
                                                                     -----------
                                                                       4,634,075

       AUTO & TRUCK (0.4%)
38,000 Oshkosh Truck Corp. ........................................    1,805,760

       AUTO PARTS (0.7%)
13,000 Autoliv, Inc. ..............................................      735,410
16,000 BorgWarner, Inc. ...........................................    1,041,600
20,000 Johnson Controls, Inc. .....................................    1,644,400
                                                                     -----------
                                                                       3,421,410
       BANK (3.1%)
65,500 Banco Itau Holding Financeira S.A. (ADR) ...................    1,909,980
 5,500 Banco Santander Chile S.A. (ADR) ...........................      221,870
35,000 Bancolombia S.A. (ADR) .....................................      843,500
25,000 Bank of Hawaii Corp. .......................................    1,240,000
12,500 City National Corp. ........................................      813,625
39,000 Colonial BancGroup, Inc. (The) .............................    1,001,520
21,000 Compass Bancshares, Inc. ...................................    1,167,600
32,000 ICICI Bank Ltd. (ADR) ......................................      756,800
 5,000 Kookmin Bank (ADR) .........................................      415,300
 8,600 M&T Bank Corp. .............................................    1,014,112
17,500 Mercantile Bankshares Corp. ................................      624,225
22,000 SVB Financial Group * ......................................    1,000,120
 9,000 UBS AG Common Stock ........................................      987,300
13,200 UnionBanCal Corp. ..........................................      852,588
15,000 Wells Fargo & Co. ..........................................    1,006,200
19,000 Wilmington Trust Corp. .....................................      801,420
                                                                     -----------
                                                                      14,656,160

       BANK -- CANADIAN (0.7%)
13,300 Bank of Montreal ...........................................      717,136
 7,700 Bank of Nova Scotia ........................................      306,075
17,900 Northern Trust Corp. .......................................      989,870
23,400 Royal Bank of Canada .......................................      952,380
 7,400 Toronto--Dominion Bank (The) ...............................      375,698
                                                                     -----------
                                                                       3,341,159

       BANK -- MIDWEST (0.3%)
17,800 Commerce Bancshares, Inc. ..................................      890,890
27,000 Huntington Bancshares, Inc. ................................      636,660
                                                                     -----------
                                                                       1,527,550

See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                            Value Line Premier Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
       BEVERAGE -- ALCOHOLIC (0.2%)
13,600 Brown-Forman Corp. Class B .................................   $  971,720

       BEVERAGE -- SOFT DRINK (1.8%)
29,000 Companhia de Bebidas das Americas (ADR) ....................    1,196,250
 7,000 Fomento Economico Mexicano S.A de CV (ADR) Unit 1 Ser. B ...      586,040
30,000 Hansen Natural Corp.* ......................................    5,711,100
15,000 PepsiCo, Inc. ..............................................      900,600
                                                                      ----------
                                                                       8,393,990
       BIOTECHNOLOGY (0.5%)
18,000 Techne Corp.* ..............................................      916,560
17,800 United Therapeutics Corp.* .................................    1,028,306
14,000 Vertex Pharmaceuticals, Inc.* ..............................      513,940
                                                                      ----------
                                                                       2,458,806
       BUILDING MATERIALS (1.4%)
29,400 Aleris International, Inc.* ................................    1,347,990
11,400 Fluor Corp. ................................................    1,059,402
15,000 Granite Construction, Inc. .................................      679,050
20,000 Jacobs Engineering Group, Inc.* ............................    1,592,800
 2,700 NCI Building Systems, Inc.* ................................      143,559
24,000 Simpson Manufacturing Company, Inc. ........................      865,200
18,300 Washington Group International, Inc. .......................      976,122
                                                                      ----------
                                                                       6,664,123
       CANADIAN ENERGY (1.5%)
18,500 Canadian Natural Resources, Inc. ...........................    1,024,530
23,000 Nexen, Inc. ................................................    1,300,420
 7,000 Petro-Canada ...............................................      331,870
28,000 Suncor Energy, Inc. ........................................    2,268,280
87,000 Talisman Energy, Inc. ......................................    1,520,760
26,000 TransCanada Corp. ..........................................      745,680
                                                                      ----------
                                                                       7,191,540
       CEMENT & AGGREGATES (1.1%)
15,000 Cemex S.A. de C.V. (ADR)* ..................................      854,550
24,900 Eagle Materials, Inc. ......................................    1,182,750
25,650 Florida Rock Industries, Inc. ..............................    1,274,036
12,000 Martin Marietta Materials, Inc. ............................    1,093,800
11,000 Vulcan Materials Co. .......................................      858,000
                                                                     -----------
                                                                       5,263,136
       CHEMICAL -- DIVERSIFIED (1.0%)
15,000 Air Products & Chemicals, Inc. .............................      958,800
22,000 Albemarle Corp. ............................................    1,053,360
25,000 Brady Corp. Class A ........................................      921,000
42,000 Hexcel Corp.* ..............................................      659,820
14,000 Monsanto Co. ...............................................    1,178,660
                                                                     -----------
                                                                       4,771,640
       CHEMICAL -- SPECIALTY (1.3%)
29,000 Airgas, Inc. ...............................................    1,080,250
 4,000 Ceradyne, Inc.* ............................................      197,960
26,000 Ecolab, Inc. ...............................................    1,055,080
30,000 Praxair, Inc. ..............................................    1,620,000
15,000 Sigma-Aldrich Corp. ........................................    1,089,600
36,800 Syngenta AG (ADR) ..........................................      977,408
                                                                     -----------
                                                                       6,020,298

       COAL (1.1%)
46,750 Joy Global, Inc. ...........................................    2,435,208
53,200 Peabody Energy Corp. .......................................    2,965,900
                                                                     -----------
                                                                       5,401,108

       COMPUTER & PERIPHERALS (0.2%)
32,000 Hewlett-Packard Co. ........................................    1,013,760

       COMPUTER SOFTWARE & SERVICES (2.2%)
30,000 ANSYS, Inc.* ...............................................    1,434,600
26,000 Citrix Systems, Inc.* ......................................    1,043,640
50,000 Cognizant Technology Solutions Corp. Class A * .............    3,368,500
17,000 DST Systems, Inc.* .........................................    1,011,500
20,000 Euronet Worldwide, Inc.* ...................................      767,400
14,200 Infosys Technologies Ltd. (ADR) ............................    1,085,022
20,000 Transaction Systems Architects, Inc.* ......................      833,800
48,800 Trident Microsystems, Inc.* ................................      926,224
                                                                     -----------
                                                                      10,470,686

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
       DIVERSIFIED COMPANIES (3.2%)
85,000 ABB Ltd. (ADR) .............................................  $ 1,101,600
24,000 Acuity Brands, Inc. ........................................      933,840
22,000 AMETEK, Inc. ...............................................    1,042,360
18,300 Brink's Co. (The) ..........................................    1,032,303
23,250 Brookfield Asset Management, Inc. Class A ..................      944,415
21,400 Chemed Corp. ...............................................    1,166,942
58,000 Covanta Holding Corp.* .....................................    1,023,700
16,000 Danaher Corp. ..............................................    1,029,120
24,000 ESCO Technologies, Inc.* ...................................    1,282,800
 9,600 Fortune Brands, Inc. .......................................      681,696
17,200 ITT Industries, Inc. .......................................      851,400
27,750 McDermott International, Inc.* .............................    1,261,792
11,500 Textron, Inc. ..............................................    1,060,070
17,000 United Technologies Corp. ..................................    1,078,140
14,400 Walter Industries, Inc. ....................................      830,160
                                                                     -----------
                                                                      15,320,338

       DRUG (2.4%)
31,500 Alkermes, Inc.* ............................................      595,980
 8,600 Allergan, Inc. .............................................      922,436
22,000 Amylin Pharmaceuticals, Inc.* ..............................    1,086,140
16,000 Barr Pharmaceuticals, Inc.* ................................      763,040
52,000 Celgene Corp.* .............................................    2,466,360
18,400 Covance, Inc.* .............................................    1,126,448
12,700 Genzyme Corp.* .............................................      775,335
21,000 Gilead Sciences, Inc.* .....................................    1,242,360
32,000 Pharmaceutical Product Development, Inc. ...................    1,123,840
35,000 Teva Pharmaceutical Industries Ltd. (ADR) ..................    1,105,650
                                                                     -----------
                                                                      11,207,589
       E-COMMERCE (0.3%)
39,000 Akamai Technologies, Inc.* .................................    1,411,410

       EDUCATIONAL SERVICES (0.2%)
15,500 ITT Educational Services, Inc.* ............................    1,020,055

       ELECTRICAL EQUIPMENT (2.5%)
11,600 Cooper Industries Ltd. Class A .............................    1,077,872
60,000 Corning, Inc.* .............................................    1,451,400
12,000 Emerson Electric Co. .......................................    1,005,720
12,000 Garmin Ltd. ................................................    1,265,280
23,000 General Cable Corp.* .......................................      805,000
24,000 Harman International Industries, Inc. ......................    2,048,880
14,000 Rockwell Automation, Inc. ..................................    1,008,140
21,500 Thomas & Betts Corp.* ......................................    1,102,950
 7,500 Trimble Navigation Ltd.* ...................................      334,800
27,700 WESCO International, Inc.* .................................    1,911,300
                                                                     -----------
                                                                      12,011,342

       ELECTRICAL UTILITY -- CENTRAL (0.6%)
12,000 Entergy Corp. ..............................................      849,000
34,000 TXU Corp. ..................................................    2,032,860
                                                                     -----------
                                                                       2,881,860

       ELECTRICAL UTILITY -- EAST (0.2%)
18,000 Exelon Corp. ...............................................    1,022,940

       ELECTRICAL UTILITY -- WEST (0.2%)
18,500 Sempra Energy ..............................................      841,380

       ELECTRONICS (1.0%)
20,400 Amphenol Corp. Class A .....................................    1,141,584
24,700 Diodes, Inc.* ..............................................    1,023,568
26,500 Harris Corp. ...............................................    1,100,015
31,000 MEMC Electronic Materials, Inc. * . ........................    1,162,500
 6,000 Rogers Corp.* ..............................................      338,040
                                                                     -----------
                                                                       4,765,707
       ENTERTAINMENT (0.2%)
15,100 Central European Media Enterprises Ltd. Class A * ..........      954,169

       ENTERTAINMENT TECHNOLOGY (0.3%)
38,000 Scientific Games Corp. Class A* ............................    1,353,560

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            Value Line Premier Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

       ENVIRONMENTAL (0.9%)
25,000 Republic Services, Inc. ....................................  $ 1,008,500
18,300 Stericycle, Inc.* ..........................................    1,191,330
25,200 Waste Connections, Inc.* ...................................      917,280
28,000 Waste Management, Inc. .....................................    1,004,640
                                                                     -----------
                                                                       4,121,750
       FINANCIAL SERVICES -- DIVERSIFIED (3.8%)
12,000 Affiliated Managers Group, Inc.* ...........................    1,042,680
10,700 BlackRock, Inc. Class A ....................................    1,489,119
42,000 Brown & Brown, Inc. ........................................    1,227,240
19,000 CIT Group, Inc. ............................................      993,510
34,000 Eaton Vance Corp. ..........................................      848,640
24,000 First American Corp. .......................................    1,014,480
 9,000 Franklin Resources, Inc. ...................................      781,290
28,200 Global Payments, Inc. ......................................    1,369,110
18,300 HDFC Bank Ltd. (ADR) .......................................      998,265
38,000 Leucadia National Corp. ....................................    1,109,220
33,000 MoneyGram International, Inc. ..............................    1,120,350
22,000 Nuveen Investments, Inc. Class A ...........................      947,100
19,000 Principal Financial Group, Inc. ............................    1,057,350
21,000 ProAssurance Corp.* ........................................    1,011,780
16,500 Radian Group, Inc. .........................................    1,019,370
 8,000 SLM Corp. ..................................................      423,360
 3,900 Student Loan Corp. (The) ...................................      787,800
24,000 T. Rowe Price Group, Inc. ..................................      907,440
                                                                     -----------
                                                                      18,148,104

       FOOD PROCESSING (0.7%)
24,000 Dean Foods Co.* ............................................      892,560
37,500 Flowers Foods, Inc. ........................................    1,074,000
41,000 United Natural Foods, Inc.* ................................    1,353,820
                                                                     -----------
                                                                       3,320,380

       FOREIGN TELECOMMUNICATIONS (0.2%)
34,000 America Movil S.A. de C.V. (ADR) ...........................    1,130,840

       FURNITURE/HOME FURNISHINGS (0.2%)
37,500 Select Comfort Corp.* ......................................      861,375

       HEALTH CARE INFORMATION SYSTEMS (0.1%)
32,000 Allscripts Healthcare Solutions, Inc.* .....................      561,600

       HOME APPLIANCES (0.5%)
 8,000 Black & Decker Corp. (The) .................................      675,680
40,000 Toro Co. (The) .............................................    1,868,000
                                                                     -----------
                                                                       2,543,680

       HOME BUILDING (0.3%)
25,600 Forest City Enterprises, Inc. Class A ......................    1,277,696

       HOTEL/GAMING (2.7%)
22,000 Boyd Gaming Corp. ..........................................      887,920
36,000 Choice Hotels International, Inc. ..........................    2,181,600
19,200 Gaylord Entertainment Co.* .................................      837,888
16,000 GTECH Holdings Corp. .......................................      556,480
13,200 Harrah's Entertainment, Inc. ...............................      939,576
27,000 International Game Technology ..............................    1,024,380
12,700 Kerzner International Ltd.* ................................    1,006,856
10,000 MGM MIRAGE * ...............................................      408,000
64,000 Penn National Gaming, Inc.* ................................    2,481,920
16,000 Starwood Hotels & Resorts Worldwide, Inc. ..................      965,440
23,000 Station Casinos, Inc. ......................................    1,565,840
                                                                     -----------
                                                                      12,855,900
       HOUSEHOLD PRODUCTS (0.4%)
 8,900 Church & Dwight Company, Inc. ..............................      324,138
 8,000 Clorox Co. .................................................      487,760
22,000 Scotts Miracle-Gro Co. (The), Class A ......................      931,040
                                                                     -----------
                                                                       1,742,938
       HUMAN RESOURCES (0.2%)
19,000 Administaff, Inc. ..........................................      680,390
 9,000 Watson Wyatt Worldwide, Inc. Class A .......................      316,260
                                                                     -----------
                                                                         996,650

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
       INDUSTRIAL SERVICES (2.2%)
36,250 Aaron Rents, Inc. Class B ..................................  $   974,400
30,000 C.H. Robinson Worldwide, Inc. ..............................    1,599,000
48,000 CB Richard Ellis Group, Inc. Class A* ......................    1,195,200
21,000 Corrections Corp. of America * .............................    1,111,740
19,000 EMCOR Group, Inc.* .........................................      924,730
34,000 Expeditors International of Washington, Inc. ...............    1,904,340
21,400 Laidlaw International, Inc. ................................      539,280
22,400 URS Corp.* .................................................      940,800
22,500 World Fuel Services Corp. ..................................    1,028,025
                                                                     -----------
                                                                      10,217,515

       INFORMATION SERVICES (1.2%)
19,000 Alliance Data Systems Corp.* ...............................    1,117,580
11,700 Corporate Executive Board Co. (The) ........................    1,172,340
14,000 Dun & Bradstreet Corp. (The) * .............................      975,520
24,000 Equifax, Inc. ..............................................      824,160
 9,000 Factset Research Systems, Inc. .............................      425,700
20,000 Moody's Corp. ..............................................    1,089,200
                                                                     -----------
                                                                       5,604,500

       INSURANCE -- LIFE (1.7%)
20,600 AFLAC, Inc. ................................................      954,810
 8,000 AmerUs Group Co. ...........................................      468,400
28,650 Delphi Financial Group, Inc. Class A .......................    1,041,714
30,000 Genworth Financial, Inc. Class A ...........................    1,045,200
34,000 Manulife Financial Corp. ...................................    1,080,180
20,000 MetLife, Inc. ..............................................    1,024,200
10,000 Protective Life Corp. ......................................      466,200
14,000 Prudential Financial, Inc. .................................    1,087,800
19,400 StanCorp Financial Group, Inc. .............................      987,654
                                                                     -----------
                                                                       8,156,158

       INSURANCE -- PROPERTY & CASUALTY (2.1%)
25,000 Assurant, Inc. .............................................    1,210,000
55,687 Berkley (W.R.) Corp. .......................................    1,900,597
20,000 Chubb Corp. (The) ..........................................      998,000
29,700 Fidelity National Financial, Inc. ..........................    1,156,815
33,750 HCC Insurance Holdings, Inc. ...............................      993,600
 3,000 Markel Corp.* ..............................................    1,041,000
24,250 Old Republic International Corp. ...........................      518,223
 8,800 RLI Corp. ..................................................      423,984
24,100 Sun Life Financial, Inc. ...................................      962,313
23,550 Zenith National Insurance Corp. ............................      934,228
                                                                     -----------
                                                                      10,138,760

       INTERNET (1.2%)
18,000 CheckFree Corp.* ...........................................      892,080
43,000 E*Trade Financial Corp.* ...................................      981,260
16,000 Equinix, Inc.* .............................................      877,760
10,400 F5 Networks, Inc.* .........................................      556,192
 5,000 Google, Inc. Class A* ......................................    2,096,650
 8,000 Nutri/System, Inc.* ........................................      497,040
                                                                     -----------
                                                                       5,900,982

       MACHINERY (3.4%)
16,700 Actuant Corp. Class A ......................................      834,165
12,000 Applied Industrial Technologies, Inc. ......................      291,720
33,700 CNH Global NV ..............................................      806,104
21,000 Dover Corp. ................................................    1,038,030
16,000 Flowserve Corp.* ...........................................      910,400
21,300 Foster Wheeler Ltd.* .......................................      920,160
38,400 Gardner Denver, Inc.* ......................................    1,478,400
28,125 Graco, Inc. ................................................    1,293,187
19,900 IDEX Corp. .................................................      939,280
50,000 JLG Industries, Inc. .......................................    1,125,000
32,500 Lennox International, Inc. .................................      860,600
31,000 Manitowoc Company, Inc. (The) ..............................    1,379,500
20,600 MSC Industrial Direct Co., Inc. Class A ....................      979,942
26,000 Roper Industries, Inc. .....................................    1,215,500
15,600 Terex Corp.* ...............................................    1,539,720
10,000 Wabtec Corp. ...............................................      374,000
 4,000 Watts Water Technologies, Inc. Class A .....................      134,200
                                                                     -----------
                                                                      16,119,908

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                            Value Line Premier Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
       MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.2%)
16,000 Thor Industries, Inc. ......................................  $   775,200

       MARITIME (0.3%)
 2,000 American Commercial Lines, Inc. * ..........................      120,500
34,000 Kirby Corp.* ...............................................    1,343,000
                                                                     -----------
                                                                       1,463,500

       MEDICAL SERVICES (3.6%)
20,700 Coventry Health Care, Inc.* ................................    1,137,258
24,000 DaVita, Inc.* ..............................................    1,192,800
23,000 Healthways, Inc.* ..........................................    1,210,720
23,000 Humana, Inc.* ..............................................    1,235,100
17,000 Laboratory Corporation of America Holdings * ...............    1,057,910
22,000 Manor Care, Inc. ...........................................    1,032,240
21,000 Pediatrix Medical Group, Inc.* .............................      951,300
42,400 Psychiatric Solutions, Inc.* ...............................    1,215,184
18,000 Quest Diagnostics, Inc. ....................................    1,078,560
36,000 Sierra Health Services, Inc.* ..............................    1,621,080
27,300 Sunrise Senior Living, Inc.* ...............................      754,845
15,350 United Surgical Partners International, Inc.* ..............      461,575
29,850 UnitedHealth Group, Inc. ...................................    1,336,683
34,400 VCA Antech, Inc.* ..........................................    1,098,392
23,630 WellPoint, Inc.* ...........................................    1,719,555
                                                                     -----------
                                                                      17,103,202

       MEDICAL SUPPLIES (6.5%)
28,500 Advanced Medical Optics, Inc.* .............................    1,444,950
25,000 ArthroCare Corp.* ..........................................    1,050,250
16,000 Bard (C.R.), Inc. ..........................................    1,172,160
14,500 Becton Dickinson & Co. .....................................      886,385
30,600 Cytyc Corp.* ...............................................      776,016
32,000 Dade Behring Holdings, Inc. ................................    1,332,480
18,500 DENTSPLY International, Inc. ...............................    1,121,100
24,800 DJO, Inc.* .................................................      913,384
19,000 Fisher Scientific International, Inc.* .....................    1,387,950
19,700 Haemonetics Corp.* .........................................      916,247
56,000 Henry Schein, Inc.* ........................................    2,616,880
41,600 Hologic, Inc.* .............................................    2,053,376
12,000 IDEXX Laboratories, Inc.* ..................................      901,560
 9,000 Illumina, Inc.* ............................................      266,940
24,500 Immucor, Inc.* .............................................      471,135
24,000 Intuitive Surgical, Inc.* ..................................    2,831,280
22,000 Kyphon, Inc.* ..............................................      843,920
20,400 LCA--Vision, Inc. ..........................................    1,079,364
18,000 McKesson Corp. .............................................      851,040
27,000 Owens & Minor, Inc. ........................................      772,200
15,000 Palomar Medical Technologies, Inc.* ........................      684,450
23,000 PolyMedica Corp. ...........................................      827,080
26,000 ResMed, Inc.* ..............................................    1,220,700
34,000 Respironics, Inc.* .........................................    1,163,480
28,000 St Jude Medical, Inc.* .....................................      907,760
20,000 Varian Medical Systems, Inc.* ..............................      947,000
21,400 Ventana Medical Systems, Inc.* .............................    1,009,652
 4,000 West Pharmaceutical Services, Inc. .........................      145,120
                                                                     -----------
                                                                      30,593,859

       METALS & MINING DIVERSIFIED (0.4%)
27,000 Allegheny Technologies, Inc. ...............................    1,869,480

       METALS FABRICATING (0.3%)
13,000 Harsco Corp. ...............................................    1,013,480
21,000 Shaw Group, Inc. (The) * ...................................      583,800
                                                                     -----------
                                                                       1,597,280
       NATURAL GAS -- DISTRIBUTION (0.8%)
23,000 AGL Resources, Inc. ........................................      876,760
15,800 BG Group PLC (ADR) .........................................    1,056,704
33,600 Southern Union Co. .........................................      909,216
31,000 UGI Corp. ..................................................      763,220
                                                                     -----------
                                                                       3,605,900

       NATURAL GAS -- DIVERSIFIED (1.8%)
32,000 Energen Corp. ..............................................    1,229,120
20,000 Equitable Resources, Inc. ..................................      670,000
19,000 Newfield Exploration Co.* ..................................      929,860


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
10,000 Questar Corp. ..............................................  $   804,900
60,000 Southwestern Energy Co.* ...................................    1,869,600
19,000 Western Gas Resources, Inc. ................................    1,137,150
42,776 XTO Energy, Inc. ...........................................    1,893,694
                                                                     -----------
                                                                       8,534,324

       OFFICE EQUIPMENT & SUPPLIES (0.4%)
24,500 Office Depot, Inc.* ........................................      931,000
45,000 Staples, Inc. ..............................................    1,094,400
                                                                     -----------
                                                                       2,025,400

       OILFIELD SERVICES/EQUIPMENT (1.1%)
22,000 FMC Technologies, Inc.* ....................................    1,484,120
11,500 Halliburton Co. ............................................      853,415
24,000 Helix Energy Solutions Group, Inc.* ........................      968,640
10,600 Hydril * ...................................................      832,312
22,000 Weatherford International Ltd.* ............................    1,091,640
                                                                     -----------
                                                                       5,230,127
       PACKAGING & CONTAINER (0.3%)
14,000 Ball Corp. .................................................      518,560
34,000 CLARCOR, Inc. ..............................................    1,012,860
                                                                     -----------
                                                                       1,531,420
       PETROLEUM -- INTEGRATED (2.2%)
50,000 Chesapeake Energy Corp. ....................................    1,512,500
61,000 Denbury Resources, Inc.* ...................................    1,931,870
46,800 Frontier Oil Corp. .........................................    1,516,320
16,000 Petroleo Brasileiro S.A. --  Petrobras (ADR) ...............    1,428,960
 5,000 Sasol Ltd. (ADR) ...........................................      193,200
16,000 Tesoro Corp. ...............................................    1,189,760
39,846 Valero Energy Corp. ........................................    2,650,556
                                                                     -----------
                                                                      10,423,166
       PETROLEUM -- PRODUCING (2.2%)
16,800 Apache Corp. ...............................................    1,146,600
20,200 Cimarex Energy Co. .........................................      868,600
66,000 Range Resources Corp. ......................................    1,794,540
77,500 Tenaris S.A. (ADR). ........................................    3,137,975
32,000 Ultra Petroleum Corp.* .....................................    1,896,640
29,000 Unit Corp.* ................................................    1,649,810
                                                                     -----------
                                                                      10,494,165

       PHARMACY SERVICES (1.3%)
40,000 Caremark Rx, Inc. ..........................................    1,994,800
 8,000 CVS Corp. ..................................................      245,600
20,000 Express Scripts, Inc.* .....................................    1,434,800
22,000 Longs Drug Stores Corp. ....................................    1,003,640
15,000 Omnicare, Inc. .............................................      711,300
20,000 Walgreen Co. ...............................................      896,800
                                                                     -----------
                                                                       6,286,940

       PRECISION INSTRUMENT (0.4%)
36,300 Checkpoint Systems, Inc.* ..................................      806,223
15,400 Mettler Toledo International, Inc. * . .....................      932,778
                                                                     -----------
                                                                       1,739,001
       PUBLISHING (0.4%)
18,700 Banta Corp. ................................................      866,371
17,000 McGraw-Hill Cos, Inc. (The) ................................      853,910
                                                                     -----------
                                                                       1,720,281
       R.E.I.T. (2.0%)
 9,200 AvalonBay Communities, Inc. ................................    1,017,704
16,000 BRE Properties, Inc. .......................................      880,000
30,000 Brookfield Properties Co. ..................................      965,100
 9,400 Essex Property Trust, Inc. .................................    1,049,604
20,000 General Growth Properties, Inc. ............................      901,200
 6,000 Global Signal, Inc. ........................................      277,920
 7,958 Host Hotels & Resorts, Inc. ................................      174,041
24,000 LaSalle Hotel Properties ...................................    1,111,200
14,500 Pan Pacific Retail Properties, Inc. ........................    1,005,865
21,000 ProLogis ...................................................    1,094,520
 8,000 SL Green Realty Corp. ......................................      875,760
                                                                     -----------
                                                                       9,352,914
       RAILROAD (1.3%)
13,500 Burlington Northern Santa Fe Corp. .........................    1,069,875
22,900 Canadian National Railway Co. ..............................    1,001,875
19,000 Canadian Pacific Railway Ltd. ..............................      971,660
22,500 Genesee & Wyoming, Inc. Class A* ...........................      798,075

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                            Value Line Premier Growth Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
41,000 Kansas City Southern * .....................................  $ 1,135,700
20,000 Norfolk Southern Corp. .....................................    1,064,400
                                                                     -----------
                                                                       6,041,585

       RECREATION (0.8%)
45,000 Pool Corp. .................................................    1,963,350
56,250 Shuffle Master, Inc.* ......................................    1,843,875
                                                                     -----------
                                                                       3,807,225
       RESTAURANT (1.7%)
 14,000 Cheesecake Factory, Inc. (The) * ..........................      377,300
 27,000 Darden Restaurants, Inc. ..................................    1,063,800
 16,500 Panera Bread Co. Class A* .................................    1,109,460
 28,500 RARE Hospitality International, Inc.* .....................      819,660
126,562 Sonic Corp.* ..............................................    2,631,224
 28,000 Starbucks Corp.* ..........................................    1,057,280
 18,000 Wendy's International, Inc. ...............................    1,049,220
                                                                     -----------
                                                                       8,107,944
       RETAIL -- AUTOMOTIVE (0.2%)
33,600 O'Reilly Automotive, Inc.* .................................    1,047,984

       RETAIL -- SPECIAL LINES (2.1%)
17,000 Claire's Stores, Inc. ......................................      433,670
45,000 Coach, Inc.* ...............................................    1,345,500
65,250 Coldwater Creek, Inc.* .....................................    1,746,090
22,500 Dick's Sporting Goods, Inc.* ...............................      891,000
46,400 Dress Barn, Inc. (The) * ...................................    1,176,240
22,000 GameStop Corp. Class A* ....................................      924,000
29,000 Men's Wearhouse, Inc. (The) ................................      878,700
23,000 Michaels Stores, Inc. ......................................      948,520
19,000 Pantry, Inc. (The) * .......................................    1,093,260
24,000 Urban Outfitters, Inc.* ....................................      419,760
                                                                     -----------
                                                                       9,856,740

       RETAIL BUILDING SUPPLY (0.9%)
28,000 Fastenal Co. ...............................................    1,128,120
19,000 Lowe's Cos, Inc. ...........................................    1,152,730
19,200 Tractor Supply Co.* ........................................    1,061,184
14,700 Watsco, Inc. ...............................................      879,354
                                                                     -----------
                                                                       4,221,388

       RETAIL STORE (1.0%)
20,000 J.C. Penney Company, Inc. ..................................    1,350,200
33,000 Nordstrom, Inc. ............................................    1,204,500
15,400 Sears Holdings Corp.* ......................................    2,384,536
                                                                     -----------
                                                                       4,939,236
       SECURITIES BROKERAGE (1.4%)
 8,000 Bear Stearns Companies, Inc. (The) .........................    1,120,640
 6,200 Goldman Sachs Group, Inc. (The) ............................      932,666
28,000 Investment Technology Group, Inc.* .........................    1,424,080
36,000 Jefferies Group, Inc. ......................................    1,066,680
13,000 Merrill Lynch & Co., Inc. ..................................      904,280
33,000 Raymond James Financial, Inc. ..............................      998,910
                                                                     -----------
                                                                       6,447,256
       SEMICONDUCTOR (0.4%)
26,500 FormFactor, Inc.* ..........................................    1,182,695
22,000 Freescale Semiconductor, Inc. Class A* .....................      638,000
                                                                     -----------
                                                                       1,820,695
       SHOE (0.4%)
30,200 Genesco, Inc.* .............................................    1,022,874
35,000 Wolverine World Wide, Inc. .................................      816,550
                                                                     -----------
                                                                       1,839,424
       STEEL -- GENERAL (0.9%)
11,000 Carpenter Technology Corp. .................................    1,270,500
28,000 Commercial Metals Co. ......................................      719,600
11,500 IPSCO, Inc. ................................................    1,100,435
22,000 Nucor Corp. ................................................    1,193,500
                                                                     -----------
                                                                       4,284,035
       TELECOMMUNICATION
          SERVICES (1.4%)
35,750 American Tower Corp. Class A* ..............................    1,112,540
33,000 Crown Castle International Corp.* ..........................    1,139,820
39,000 NII Holdings, Inc. Class B* ................................    2,198,820
25,500 OAO Vimpel-Communications (ADR)* ...........................    1,168,410
21,400 West Corp.* ................................................    1,025,274
                                                                     -----------
                                                                       6,644,864


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments                                June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
       TELECOMMUNICATIONS EQUIPMENT (1.0%)
22,700 Anixter International, Inc. ................................ $  1,077,342
19,500 Broadcom Corp. Class A* ....................................      585,975
34,000 CommScope, Inc.* ...........................................    1,068,280
25,400 Marvell Technology Group Ltd.* .............................    1,125,982
42,000 Redback Networks, Inc.* ....................................      770,280
                                                                    ------------
                                                                       4,627,859
       THRIFT (0.7%)
11,000 FirstFed Financial Corp.* ..................................      634,370
22,000 Golden West Financial Corp. ................................    1,632,400
89,768 Hudson City Bancorp, Inc. ..................................    1,196,607
 3,000 People's Bank ..............................................       98,550
                                                                    ------------
                                                                       3,561,927
       TIRE & RUBBER (0.2%)
12,200 Carlisle Companies, Inc. ...................................      967,460

       TOBACCO (0.1%)
12,000 British American Tobacco PLC (ADR) .........................      608,520

       TOILETRIES & COSMETICS (0.2%)
28,600 Luxottica Group S.A. (ADR) .................................      775,918

       TRUCKING/TRANSPORTATION LEASING (1.5%)
23,500 Forward Air Corp. ..........................................      957,155
43,333 Heartland Express, Inc. ....................................      775,227
42,000 Hunt (J.B.) Transport Services, Inc. .......................    1,046,220
44,700 Knight Transportation, Inc. ................................      902,940
76,000 Landstar System, Inc. ......................................    3,589,480
                                                                    ------------
                                                                       7,271,022

       WATER UTILITY (0.2%)
40,000 Aqua America, Inc. .........................................      911,600

       WIRELESS NETWORKING (0.4%)
16,700 Itron, Inc.* ...............................................      989,642
35,000 SBA Communications Corp. Class A* ..........................      914,900
                                                                    ------------
                                                                       1,904,542

TOTAL COMMON STOCK AND TOTAL INVESTMENT SECURITIES (96.3%)
  (Cost $305,316,154) .............................................  456,440,390
                                                                    ------------

  Principal
  Amount                                                                   Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.0%)
$7,300,000       With Morgan Stanley & Co.,
                   4.43%, dated 6/30/06, due
                   7/3/06, delivery value
                   $7,302,695 (collateralized by
                   $7,815,000 U.S. Treasury
                   Notes 3.375%, due 10/15/09,
                   with a value of $7,463,145) .................... $  7,300,000

 7,100,000       With UBS Securities, LLC,
                   4.30%, dated 6/30/06, due
                   7/3/06, delivery value
                   $7,102,544 (collateralized by
                   $6,445,000 U.S. Treasury
                   Notes 6.125%, due 8/15/29,
                   with a value of $7,306,201) ....................    7,100,000
                                                                    ------------
                 TOTAL REPURCHASE
                   AGREEMENTS (Cost
                   $14,400,000) ...................................   14,400,000
                                                                    ------------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.7%) ....................................    3,445,600
                                                                    ------------
NET ASSETS (100%) ................................................. $474,285,990
                                                                    ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($474,285,990 divided by 17,407,774 shares outstanding).......... $      27.25
                                                                    ============
*      Non-income producing security

ADR American Depositary Receipt

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------
Assets:
Investment securities, at value
  (Cost - $305,316,154) ..........................................  $456,440,390
Repurchase agreements
  (Cost - $14,400,000) ...........................................    14,400,000
Cash .............................................................       109,743
Receivable for securities sold ...................................     3,260,588
Receivable for capital shares sold ...............................       609,119
Interest and dividends receivable ................................       267,266
Other assets .....................................................       214,821
Prepaid expenses .................................................        33,757
                                                                    ------------
    Total Assets .................................................   475,335,684
                                                                    ------------
Liabilities:
Payable for securities purchased .................................       347,277
Payable for capital shares repurchased ...........................       233,286
Accrued expenses: ................................................
  Advisory fee ...................................................       282,682
  Service and distribution plan fees payable .....................        94,227
  Other ..........................................................        92,222
                                                                    ------------
    Total Liabilities ............................................     1,049,694
                                                                    ------------
Net Assets .......................................................  $474,285,990
                                                                    ============
Net assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  17,407,774 shares) .............................................  $ 17,407,774
Additional paid-in capital .......................................   276,641,386
Undistributed net investment income ..............................        16,843
Accumulated net realized gain on invest-
  ments ..........................................................    29,095,795
Net unrealized appreciation of investments
  and foreign translations .......................................   151,124,192
                                                                    ------------
Net Assets .......................................................  $474,285,990
                                                                    ============
Net Asset Value, Offering and Redemption
  Price Per Outstanding Share
  ($474,285,990 / 17,407,774 shares outstanding) .................  $      27.25
                                                                    ============

Statement of Operations
for the Six Months Ended June 30, 2006 (unaudited)
--------------------------------------------------------------------------------
Investment Income:
Dividends (Net of foreign withholding tax of $49,785) ............  $  2,186,941
Interest .........................................................       488,542
                                                                    ------------
    Total Income .................................................     2,675,483
                                                                    ------------
Expenses:
Advisory fee .....................................................     1,759,624
Service and distribution plan fees ...............................       586,542
Transfer agent ...................................................        73,241
Printing .........................................................        51,147
Custodian fees ...................................................        47,890
Auditing and legal fees ..........................................        42,814
Insurance ........................................................        21,733
Postage ..........................................................        18,875
Registration and filing fees .....................................        17,640
Proxy Fee Expense ................................................        15,421
Directors' fees and expenses .....................................        14,919
Telephone ........................................................        10,013
Other ............................................................         3,755
                                                                    ------------
  Total Expenses Before Custody Credits ..........................     2,663,614
  Less: Custody Credits ..........................................        (3,111)
                                                                    ------------
  Net Expenses ...................................................     2,660,503
                                                                    ------------
Net Investment Income ............................................        14,980
                                                                    ------------
Net Realized and Unrealized Gain on
  Investments and Foreign Exchange
  Transactions:
  Net Realized Gain ..............................................    21,033,856
  Change in Net Unrealized Appreciation ..........................     7,146,948
                                                                    ------------
Net Realized Gain and Change in Net
  Unrealized Appreciation on Invest-
  ments and Foreign Exchange
  Transactions ...................................................    28,180,804
                                                                    ------------
Net Decrease in Net Assets from
  Operations .....................................................  $ 28,195,784
                                                                    ============


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets for the
Six Months Ended June 30, 2006 (unaudited) and for the Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended          Year Ended
                                                            June 30, 2006     December 31,
                                                             (unaudited)         2005*
                                                            -------------    -------------
Operations:

   Net investment income (loss) ..........................  $      14,980    $    (225,386)
   Net realized gain on investments ......................     21,033,856       24,671,770
   Change in net unrealized appreciation .................      7,146,948       20,178,559
                                                            ------------------------------
   Net increase in net assets from operations ............     28,195,784       44,624,943
                                                            ------------------------------
Distributions to Shareholders:
   Net realized gain on investment transactions ..........             --      (23,222,282)
                                                            ------------------------------
Capital Share Transactions:
   Proceeds from sale of shares ..........................     54,408,289       89,522,091
   Net proceeds from reinvestment of distributions to
   shareholders...........................................             --       21,844,324
   Cost of shares repurchased ............................    (49,432,564)     (75,684,311)
                                                            ------------------------------
   Net increase from capital share transactions ..........      4,975,725       35,682,104
                                                            ------------------------------
Total Increase in Net Assets .............................     33,171,509       57,084,765

Net Assets:
   Beginning of period ...................................    441,114,481      384,029,716
                                                            ------------------------------
   End of period .........................................  $ 474,285,990    $ 441,114,481
                                                            ==============================
Undistributed net investment income, at end of period ....  $      16,843    $       1,863
                                                            ==============================

* Numbers were previously presented rounded to thousands

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                            Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2006
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Premier Growth Fund, Inc. (the "Fund ") (formerly known as The Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Income and expenses are translated to U.S dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                           Six Months
                                              Ended              Year Ended
                                         June 30, 2006          December 31,
                                           (unaudited)              2005
                                         ------------------------------------
Shares sold ............................    1,999,480             3,562,820
Shares issued to shareholders
  in reinvestment of
  distributions ........................           --               852,200
                                         ------------------------------------
                                             1,999,480             4,415,020

Shares repurchased .....................    (1,819,602)           (3,034,292)
                                         ------------------------------------
Net increase ...........................       179,878             1,380,728
                                         ====================================
Distributions per share from
  net realized gains ................... $          --           $      1.42
                                         ====================================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                     Six Months
                                                                       Ended
                                                                   June 30, 2006
                                                                    (unaudited)
                                                                   -------------
Purchases:
  Investment Securities ..................................          $112,298,651
                                                                    ============
Sales
  Investment Securities ..................................          $102,349,249
                                                                    ============

 4. Income Taxes (unaudited)


At June 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes .....................        $ 319,716,154
                                                                  =============
Gross tax unrealized appreciation ........................        $ 156,604,580
Gross tax unrealized depreciation ........................           (5,480,344)
                                                                  -------------
Net tax unrealized appreciation on invest-
  ments ..................................................        $ 151,124,236
                                                                  =============
--------------------------------------------------------------------------------
18

                                            Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2006
--------------------------------------------------------------------------------

5. Investment Advisory Fee, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $1,759,624 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2006. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2006, fees amounting to $586,542 were paid or payable to the Distributor under this Plan.

For the six months ended June 30, 2006, the Fund's expenses were reduced by $3,111 under a custody credit agreement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 148,643 shares of the Fund's capital stock, representing less than 1% of the outstanding shares at June 30, 2006. In addition, the officers and directors of the Fund as a group owned 1,924 shares of the Fund, representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                    Six Months
                                                       Ended                          Years Ended December 31,
                                                   June 30, 2006  ----------------------------------------------------------------
                                                    (Unaudited)     2005          2004         2003        2002          2001
                                                   -------------------------------------------------------------------------------
Net asset value, beginning of year ............... $  25.60       $  24.23     $  20.84     $  16.08     $  18.95     $  23.55
                                                   -------------------------------------------------------------------------------

Income (loss) from Investment
  Operations:
  Net investment income (loss) ...................      .00(4)        (.01)        (.06)        (.04)        (.05)        (.09)
  Net gains or losses on securities (both
    realized and unrealized) .....................     1.65           2.80         3.89         4.80        (2.82)       (4.07)
                                                   -------------------------------------------------------------------------------

  Total income from investment
    operations ...................................     1.65           2.79         3.83         4.76        (2.87)       (4.16)
                                                   -------------------------------------------------------------------------------

Less distributions:
  Distributions from net realized gains                  --          (1.42)        (.44)          --           --         (.44)
                                                   -------------------------------------------------------------------------------

Net asset value, end of year ..................... $  27.25       $  25.60     $  24.23     $  20.84     $  16.08     $  18.95
                                                   -------------------------------------------------------------------------------

Total return .....................................     6.45%(2)      11.49%       18.42%       29.60%      (15.15)%     (17.65)%
                                                   ===============================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ........... $474,286       $441,114     $384,030     $309,825     $242,394     $261,829
Ratio of expenses to average net assets(1) .......     1.14%(3)       1.13%        1.15%        1.18%        1.20%        1.14%
Ratio of net investment income (loss) to
  average net assets .............................     0.01%(3)      (0.06)%      (0.31)%      (0.21)%      (0.31)%      (0.39)%
Portfolio turnover rate ..........................       23%(2)         44%          54%          52%          66%          88%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net asset for the six months ended June 30, 2006 would have been 1.13%, and would not have changed for the years ended December 31, 2005, 2004, 2003, 2002 and December 31, 2001.

(2)   Not annualized.

(3)   Annualized.

(4)   Less than 0.005 per share.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
20

                                            Value Line Premier Growth Fund, Inc.
--------------------------------------------------------------------------------

                 FACTORS CONSIDERED BY THE INDEPENDENT DIRECTORS
                 IN APPROVING THE INVESTMENT ADVISORY AGREEMENT
                    FOR VALUE LINE PREMIER GROWTH FUND, INC.

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of the following information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and eight other retail no-load mid-cap growth funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load mid-cap growth funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and
(vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and 10-year periods ended December 31, 2005.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

--------------------------------------------------------------------------------
                                                                              21

Value Line Premier Growth Fund, Inc.
--------------------------------------------------------------------------------

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that the Fund's management fees for the most recent fiscal year were lower than those of both the Expense Group and Expense Universe averages. The Directors also noted that the Fund's total expense ratio for the most recent fiscal year was lower than both the Expense Group and Expense Universe averages. Based on this information, the Directors concluded that the Fund's management fees and total expense ratio were reasonable.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.
--------------------------------------------------------------------------------
22

                                            Value Line Premier Growth Fund, Inc.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------
                                                                              23

Value Line Premier Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                                   Other
                                                  Length of     Principal Occupation               Directorships
Name, Address, and Age       Position             Time Served   During the Past 5 Years            Held by Director
--------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner        Chairman of the      Since 1983    Chairman, President and Chief      Value Line, Inc.
Age 71                       Board of Directors                 Executive Officer of Value Line,
                             and President                      Inc. (the  "Adviser ") and Value
                                                                Line Publishing, Inc. Chairman
                                                                and President of each of the 14
                                                                Value Line Funds and Value Line
                                                                Securities, Inc. (the
                                                                "Distributor ").
--------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler             Director             Since 1991    Consultant, Academic Search        None
18 Victoria Lane                                                Consultation Service, Inc.,
Lanesboro, MA 01237                                             (1994-2004) Trustee Emeritus and
Age 82                                                          Chairman (1993-1994) of the
                                                                Board of Trustees of Duke
                                                                University; President Emeritus,
                                                                Williams College.
--------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director             Since 2000    Customer Support Analyst, Duke     None
4921 Buckingham Drive                                           Power Company.
Charlotte, NC 28209
Age 64
--------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director             Since 2000    Professor of History,              Berkshire Life
54 Scott Hill Road                                              Williams College, 1961 to 2002.    Insurance
Williamstown, MA 01267                                          Professor Emeritus since 2002.     Company
Age 74                                                          Professor Emeritus since 1994      of America
                                                                and President, 1985-1994;
                                                                Chairman (1993-1997) and
                                                                Interim President (2002-2003) of
                                                                the American Council of Learned
                                                                Societies. Trustee since 1997
                                                                and Chairman of the Board since
                                                                2005, National Humanities Center.
--------------------------------------------------------------------------------------------------------------------
David H. Porter              Director             Since 1997    Visiting Professor of Classics,    None
5 Birch Run Drive                                               Williams College, since 1999;
Saratoga Springs, NY 12866                                      President Emeritus, Skidmore
Age 70                                                          College since 1999 and President,
                                                                1987-1998.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24

                                            Value Line Premier Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                                   Other
                                                  Length of     Principal Occupation               Directorships
Name, Address, and Age       Position             Time Served   During the Past 5 Years            Held by Director
--------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director             Since 1983    Chairman, Institute for            A. Schulman Inc.
169 Pompano St.                                                 Political Economy.                 (plastics)
Panama City Beach, FL 32413
Age 67
--------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheer             Director             Since 1996    Senior Financial Adviser,          None
1409 Beaumont Drive                                             Veritable L.P. (investment
Gladwyne, PA 19035                                              adviser) since 2004; Senior
Age 57                                                          Financial Advisor, Hawthorn,
                                                                2001-2004.
--------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson            Vice President,      Since 1994    Director, Vice President and
Age 48                       Secretary and Chief                Compliance Officer of the
                             Compliance Officer                 Adviser. Director and Vice
                                                                President of the Distributor. Vice
                                                                President, Secretary, and Chief
                                                                Compliance Officer of each of
                                                                the 14 Value Line Funds.
--------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer            Since 2005    Controller of the Adviser until
Age 47                                                          2003; Chief Financial Officer of
                                                                the Adviser, 2003-2005; Treasurer
                                                                of the Adviser since 2005.
                                                                Treasurer of each of the 14 Value
                                                                Line Funds.
--------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/ Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                Secretary of the Adviser. Director
                                                                and Vice President of the
                                                                Distributor.
--------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
  The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------

                    [This page is intentionally left blank.]

--------------------------------------------------------------------------------
26

                                            Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------

                    [This page is intentionally left blank.]


--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------
1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Funds sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am-5 pm CST, Monday-Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
28

INVESTMENT ADVISER                        Value Line, Inc.
                                          220 East 42nd Street
                                          New York, NY 10017-5891

DISTRIBUTOR                               Value Line Securities, Inc.
                                          220 East 42nd Street
                                          New York, NY 10017-5891

CUSTODIAN BANK                            State Street Bank and Trust Co.
                                          225 Franklin Street
                                          Boston, MA 02110

SHAREHOLDER                               State Street Bank and Trust Co.
SERVICING AGENT                           c/o BFDS
                                          P.O. Box 219729
                                          Kansas City, MO 64121-9729

INDEPENDENT                               PricewaterhouseCoopers LLP
REGISTERED PUBLIC                         300 Madison Avenue
ACCOUNTING FIRM                           New York, NY 10017

LEGAL COUNSEL                             Peter D. Lowenstein, Esq.
                                          Two Sound View Drive, Suite 100
                                          Greenwich, CT 06830

DIRECTORS                                 Jean Bernhard Buttner
                                          John W. Chandler
                                          Frances T. Newton
                                          Francis C. Oakley
                                          David H. Porter
                                          Paul Craig Roberts
                                          Nancy-Beth Sheerr

OFFICERS                                  Jean Bernhard Buttner
                                          Chairman and President
                                          David T. Henigson
                                          Vice President/Secretary/
                                          Chief Compliance Officer
                                          Stephen R. Anastasio
                                          Treasurer
                                          Howard A. Brecher
                                          Assistant Secretary/
                                          Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).


                                                                         #536790

Item 2.  Code of Ethics

         N/A

Item 3.  Audit Committee Financial Expert.

         N/A

Item 4.  Principal Accountant Fees and Services

         N/A

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.
--------  ---------

      (a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President


Date: 09/08/2006
      ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 09/08/2006
      ----------